EARNINGS PER SHARE (Details) - GBP (£) £ in Millions, shares in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of earnings per share [text block] [Abstract]
Number of shares reserved for issue under options and contracts for sale of shares	25	38	57
Antidilutive Securities Excluded From Computation Of Earnings Per Share Number Of Shares	£ 24	£ 0	£ 0